Supplement dated Aug. 14, 2023, to Prospectuses and Summary Prospectuses dated May 1. 2023
Prospectus Form #
Product Name	National	New York
RiverSource® Retirement Advisor Variable Annuity	PRO9070_12_B01_(05/23) USP9070_12_B01_(05/23)
RiverSource® Retirement Advisor Advantage Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity	PRO9074_12_B01_(05/23) USP9074_12_B01_(05/23)
RiverSource® Retirement Advisor Advantage Plus Variable Annuity / RiverSource® Retirement Advisor Select Plus Variable Annuity	PRO9073_12_B01_(05/23) USP9073_12_B01_(05/23)	PRO9077_12_B01_(05/23) USP9077_12_B01_(05/23)
RiverSource® Retirement Advisor 4 Advantage® Variable Annuity / RiverSource® Retirement Advisor 4 Select® Variable Annuity / RiverSource® Retirement Advisor 4 Access® Variable Annuity	PRO9071_12_B01_(05/23) USP9071_12_B01_(05/23)	PRO9072_12_B01_(05/23) USP9072_12_B01_(05/23)
RiverSource® RAVA 5 Advantage® Variable Annuity /
RiverSource® RAVA 5 Select® Variable Annuity /
RiverSource® RAVA 5 Access® Variable Annuity (Offered
for contract applications signed prior to April 30, 2012)
	PRO9015_12_B01_(05/23) USP9015_12_B01_(05/23)	PRO9006_12_B01_(05/23) USP9006_12_B01_(05/23)
RiverSource® RAVA 5 Advantage® Variable Annuity /
RiverSource RAVA 5 Select® Variable Annuity /
RiverSource RAVA 5 Access Variable Annuity (Offered for
contract applications signed on or after April 30, 2012
but prior to April 29, 2013)
	PRO9021_12_B01_(05/23) USP9021_12_B01_(05/23)	PRO9012_12_B01_(05/23) USP9012_12_B01_(05/23)
RiverSource® RAVA 5 Advantage® Variable Annuity /
RiverSource RAVA 5 Select® Variable Annuity /
RiverSource RAVA 5 Access Variable Annuity (Offered for
contract applications signed on or after April 30, 2013)
	PRO9018_12_B01_(05/23) USP9018_12_B01_(05/23)	PRO9009_12_B01_(05/23) USP9009_12_B01_(05/23)
RiverSource® RAVA 5 Choice® Variable Annuity	PRO9099_12_B01_(05/23) USP9099_12_B01_(05/23)	PRO9100_12_B01_(05/23) USP9100_12_B01_(05/23)
RiverSource® RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	PRO9101_12_B01_(05/23) USP9101_12_B01_(05/23)	PRO9102_12_B01_(05/23) USP9102_12_B01_(05/23)
Evergreen New Solutions Select Variable Annuity	PRO9027_12_B01_(05/23) USP9027_12_B01_(05/23)
Evergreen Pathways Select Variable Annuity	PRO9029_12_B01_(05/23) USP9029_12_B01_(05/23)
RiverSource FlexChoice Select Variable Annuity	PRO9001_12_B01_(05/23) USP9001_12_B01_(05/23)
RiverSource Innovations Select Variable Annuity	PRO9002_12_B01_(05/23) USP9002_12_B01_(05/23)
RiverSource Signature One Select Variable Annuity	PRO9024_12_B01_(05/23) USP9024_12_B01_(05/23)
RiverSource Innovations Classic Select Variable Annuity	PRO9038_12_B01_(05/23) USP9038_12_B01_(05/23)
RiverSource Builder Select Variable Annuity	PRO9000_12_B01_(05/23) USP9000_12_B01_(05/23)

Supplement dated Aug. 14, 2023, to Prospectuses and Summary Prospectuses dated May 1. 2023
Prospectus Form #
Product Name	National	New York
RiverSource Endeavor Select Variable Annuity	PRO9033_12_B01_(05/23) USP9033_12_B01_(05/23)
RiverSource AccessChoice Select Variable Annuity	PRO9032_12_B01_(05/23) USP9032_12_B01_(05/23)
RiverSource Signature Select Variable Annuity	PRO9025_12_B01_(05/23) USP9025_12_B01_(05/23)
Wells Fargo Advantage Select Variable Annuity	PRO9055_12_B01_(05/23) USP9055_12_B01_(05/23)
Wells Fargo Advantage Choice Select Variable Annuity	PRO9053_12_B01_(05/23) USP9053_12_B01_(05/23)
RiverSource® Variable Universal Life Insurance	PRO9090_12_B01_(05/23) USP9090_12_B01_(05/23)
RiverSource® Variable Universal Life Insurance III	PRO9092_12_B01_(05/23) USP9092_12_B01_(05/23)
RiverSource® Variable Universal Life Insurance IV / RiverSource® Variable Universal Life Insurance IV Estate Series	PRO9094_12_B01_(05/23) USP9094_12_B01_(05/23)
RiverSource® Variable Universal Life Insurance 5 / RiverSource® Variable Universal Life Insurance 5 Estate Series	PRO9086_12_B01_(05/23) USP9086_12_B01_(05/23)
This supplement updates certain information in the Appendix A – Underlying Funds Available Under the Contract to the most recent prospectus and updating summary prospectus (collectively, the "Prospectus"). Please retain this supplement with your latest printed prospectus for future reference. Except as modified in the supplement, all other terms and information contained in the prospectus remain in effect and unchanged.
Effective on or about Aug. 1, 2023, the Current Expenses for below Underlying Funds have been updated as follows. Please note that not all of the Underlying Funds listed in this supplement may be available in your product. Please check your product's Prospectus for availability.
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]
Seeks long-term capital growth. Income is a secondary objective.	American Century VP Value, Class I American Century Investment Management, Inc.	0.71%(1)
Seeks long-term capital growth. Income is a secondary objective.	American Century VP Value, Class II American Century Investment Management, Inc.	0.86%(1)
Seeks capital growth.	American Century VP International Fund, Class I American Century Investment Management, Inc.	1.09%(1)
Seeks capital growth.	American Century VP International Fund, Class II American Century Investment Management, Inc.	1.24%(1)
Seeks capital growth.	American Century VP Ultra Fund, Class II American Century Investment Management, Inc.	0.90%(1)
(1)
This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
SUP9101-0001_(08/23)